Investment Risks	Mar. 31, 2024
Nuveen Green Bond Fund | Regulation S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.
Nuveen Green Bond Fund | Risks of Investments in the Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in the Fund’s Wholly Owned Subsidiary—The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiary is not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is wholly owned and controlled by the Fund and managed by Advisors. Therefore, the Fund’s ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.
Nuveen Core Impact Bond Fund | Regulation S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.
Nuveen Core Impact Bond Fund | Risks of Investments in the Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in the Fund’s Wholly Owned Subsidiaries—Neither the Regulation S Subsidiary nor the TEFRA Bond Subsidiary (together with the Regulation S Subsidiary, the “Subsidiaries”) is registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiaries are not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiaries are wholly owned and controlled by the Fund and managed by Advisors. Therefore, the Fund’s ownership and control of the Subsidiaries make it unlikely that the Subsidiaries would take actions contrary to the interests of the Fund or its shareholders.
Nuveen Core Impact Bond Fund | Risks of Investments in the Fund’s TEFRA Bond Subsidiary [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Investments in the Fund’s TEFRA Bond Subsidiary—The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, income from the TEFRA Bond Subsidiary will only be considered qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if certain conditions are met. The tax treatment of the investments in the TEFRA Bond Subsidiary could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.